RELATED PARTY TRANSACTION (Details Narrative) - USD ($)		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Aug. 12, 2024
DisclosureLineElements [Line Items]
Proceeds from common stock		$ 3,024,633
Investment		6,941,082		$ 5,691,084
Other investments		6,941,083		5,691,084
AG Bio Life Capital I LP [Member]
DisclosureLineElements [Line Items]
Shares issued	600,000
Proceeds from common stock	$ 100,000
Note receivable					$ 522,667
Investment		$ 522,667		$ 522,667